Offerings	Aug. 27, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share, to be sold by the Registrant
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit | $ / shares	4.00
Maximum Aggregate Offering Price	$ 11,500,000
Amount of Registration Fee	$ 1,760.65
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares (“Shares” or “Ordinary Shares”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes up to an additional 375,000 Shares that the underwriters have the option to purchase pursuant to their over-allotment option, if any.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share, to be sold by the Selling Shareholder
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit | $ / shares	4.00
Maximum Aggregate Offering Price	$ 7,200,000
Amount of Registration Fee	$ 1,102.32
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares (“Shares” or “Ordinary Shares”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).The registration statement also covers the resale by selling shareholders of the registrant of up to 1,800,000 Shares previously issued to the selling shareholders as named in the registration statement. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrant (5)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares (“Shares” or “Ordinary Shares”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share, underlying Representative's Warrant, with each Warrant being comprised of 1 Ordinary Share (6)
Amount Registered | shares	143,750
Proposed Maximum Offering Price per Unit | $ / shares	4.00
Maximum Aggregate Offering Price	$ 575,000
Amount of Registration Fee	$ 88.03
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares (“Shares” or “Ordinary Shares”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.The Representative’s Warrant is exercisable into a number of Shares equal to 5% of the number of Shares (including the over-allotment option of 375,000 Shares) sold in this offering, all at an exercise price per share equal to 100% of the initial public offering price per Share sold in this offering.